Share Capital - Schedule of Share Capital (Detail) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€) shares
Disclosure of classes of share capital [line items]
Beginning balance | shares	134,510,623
Beginning balance	€ (319)
New shares issued | shares	182,716
Ending balance | shares	134,693,339
Ending balance	€ (272)
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	3
New shares issued	0
Ending balance	3
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	420
New shares issued	0
Ending balance	€ 420